Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dean Banks ($)(1)	Summary Compensation Table Total for Donnie King ($)(1)	Compensation Actually Paid to Dean Banks ($)(1)(2)(3)	Compensation Actually Paid to Donnie King ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Adjusted Operating Income ($ Millions)(5)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	—	13,180,119	—	1,186,444	5,835,652	3,036,329	92.24	129.69	(649)	987
2022	—	12,014,497	—	10,941,512	5,760,752	3,956,575	116.45	110.26	3,249	4,405
2021	14,480,695	8,999,444	26,013,794	13,991,217	7,250,044	12,287,861	135.32	110.86	3,060	4,223

Company Selected Measure Name	We determined Adjusted Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal year 2023. “Adjusted Operating Income” for purposes of annual incentive payments means Operating Income but takes into account any unusual or unique items, such as one time gains or losses, as determined by the Compensation and Leadership Development Committee. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO Actually Paid Compensation Amount	$ 1,186,444	$ 10,941,512	$ 13,991,217
Non-PEO NEO Average Total Compensation Amount	5,835,652	5,760,752	7,250,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,036,329	3,956,575	12,287,861
Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted Operating Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Operating Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The Company’s Total Shareholder Return (TSR) and Peer Group TSR (change in the year-end stock price plus reinvested dividends) as shown in the table, is based on $100 invested at the end of fiscal year 2020, through the end of each of our fiscal years 2021, 2022 and 2023, respectively. The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended September 30, 2023. During fiscal year 2023, we changed our peer group to include geographically relevant peers in addition to those operating in the manufacturing, food and consumer packaged goods (CPG) industries, because we believe a peer group that includes companies with a comparable geographical market as well as companies in adjacent industries better reflects the Company’s competitive landscape. The fiscal year 2023 peer group is comprised of the following companies: Albertsons Companies, Inc., Archer-Daniels-Midland Company, Bunge Ltd., Caterpillar, Inc.,The Coca-Cola Company, Deere & Co., J.B. Hunt Transport Services, Inc., The Kraft Heinz Company, Mondelez International, Inc., PepsiCo, Inc., Performance Food Group Co., Sysco Corp., United Natural Foods, Inc., U.S. Foods Holding Corp., The Proctor & Gamble Company and Walmart Inc. For fiscal years 2020 to 2022, our Peer Group (the “Old Peer Group”) was comprised of the following companies: Archer-Daniels-Midland Company, Bunge Limited, Campbell Soup Company, ConAgra Foods, Inc., The Coca-Cola Company, General Mills, Inc., Hormel Foods Corp., Kellogg Co., The Kraft Heinz Company, Mondelez International, Inc., PepsiCo, Inc., Pilgrim’s Pride Corporation, The Hershey Company and The J.M. Smucker Company. For the Old Peer Group, the total shareholder return for fiscal years 2021, 2022 and 2023 would be $110.55, $123.08, and $128.04, respectively. In calculating the total shareholder return for each peer group, the return of each company in the peer group was weighted by market capitalization.
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Total Shareholder Return Amount	$ 92.24	116.45	135.32
Peer Group Total Shareholder Return Amount	129.69	110.26	110.86
Net Income (Loss)	$ (649,000,000)	$ 3,249,000,000	$ 3,060,000,000
Company Selected Measure Amount	987,000,000	4,405,000,000	4,223,000,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income (“AOI”)
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (“ROIC”)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (“rTSR”)
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,687,272	$ 2,025,053	$ 6,380,051
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,515,880)	(720,881)	2,014,439
Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,515)	455,691	129,577
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(669,491)	0
Dean Banks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	14,480,695
PEO Actually Paid Compensation Amount	0	0	$ 26,013,794
PEO Name			Dean Banks
Donnie King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	13,180,119	12,014,497	$ 8,999,444
PEO Actually Paid Compensation Amount	$ 1,186,444	$ 10,941,512	$ 13,991,217
PEO Name	Donnie King	Donnie King	Donnie King
PEO | Dean Banks [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 22,579,099
PEO | Dean Banks [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,046,000)
PEO | Dean Banks [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,579,099
PEO | Dean Banks [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dean Banks [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			445,290
PEO | Dean Banks [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,144,413
PEO | Dean Banks [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			542,894
PEO | Dean Banks [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(553,498)
PEO | Donnie King [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,943,344)	$ (6,775,615)	(5,094,000)
PEO | Donnie King [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,050,331)	5,702,630	10,085,773
PEO | Donnie King [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,240,467	5,459,221	7,878,426
PEO | Donnie King [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,034,566)	(1,170,125)	2,202,621
PEO | Donnie King [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Donnie King [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,232)	1,413,534	4,726
PEO | Donnie King [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,895,201)	(2,894,550)	(3,486,250)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,095,878	$ 1,090,373	$ 8,524,067